Cash, cash equivalents, short-term investments and non-current financial assets	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents, short-term investments and non-current financial assets	Cash, cash equivalents, short-term investments and non-current financial assets

(in thousands of euro)	June 30, 2024	December 31, 2023

Cash and cash equivalents	69,990	70,605
Short-term investments	21,809	21,851
Cash, cash equivalents and short-term investments	91,799	92,456
Non-current financial assets	10,350	9,796
Cash, cash equivalents and financial assets	102,149	102,252
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts and mutual funds units (with short-term maturities) held with various banking institutions.
As of June 30, 2024, the Company also holds shares in three mutual funds. The risk profiles of these funds are rated from 1 to 7 by the financial institution that manages and markets these funds (1 being the lowest risk
profile).When the maturity of shares in mutual funds is longer than one year, they are classified as non-current financial instruments.
Non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of June 30, 2024 and December 31, 2023, the amount of cash, cash equivalents and financials assets denominated in US dollars amounted to €18,221 thousand and €20,798 thousand, respectively.
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2023 and 2024 are the following:

(in thousands of euro)	December 31, 2023	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2024
Short-term investments	21,851	—	(1,215)	438	212	524	21,810
Non-current financial assets	9,796	—	—	553	—	—	10,350
Total	31,647	—	(1,215)	991	212	524	32,160

(in thousands of euro)	December 31, 2022	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2023
Short-term investments	17,260	—	—	271	232	(288)	17,475
Non-current financial assets	35,119	—	—	772	(102)	—	35,790
Total	52,379	—	—	1,043	130	(288)	53,265
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.
For the six months ended June 30, 2024 , variance of fair value through the consolidated statement of income (loss) is made of €553 thousand of unrealized gains on non-current financial assets and €438 thousand of unrealized gains on short-term investments. For the six months ended June 30, 2023, variance of fair value through the consolidated statement of income (loss) was made of €772 thousand of unrealized gains on non-current financial assets and €271 thousand of unrealized gains on short-term investments (see note 15).